PROP acquisition - Summary of Business Combination (Detail) (Parenthitical) - CAD ($) $ in Millions	Dec. 31, 2021	Nov. 24, 2021
Peace River Oil Partnership [member]
Statement [Line Items]
Cash consideration	$ 1.6	$ 35.2